Fixed Assets (Details Textual) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Jun. 30, 2016	Jun. 30, 2015
Depreciation	$ 26,000	$ 12,000	$ 45,000	$ 19,000	$ 51,000	$ 27,000